EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings (loss) per share has been computed by dividing the net income (loss) applicable to common shareholders by the weighted average number of shares of common stock outstanding during each period. Net income (loss) applicable to common shareholders includes the adjustment for net income or loss attributable to noncontrolling interest. Diluted earnings (loss) per share is computed by including the dilutive effect of common stock that would be issued assuming conversion or exercise of outstanding convertible notes and securities, stock options, stock appreciation rights, and restricted stock units. No such items were included in the computations of diluted loss per share in the three months ended March 31, 2014 and March 31, 2013 because the Company incurred a net loss applicable to common shareholders in these periods and the effect of inclusion would have been anti-dilutive.
The table below shows the number of shares that were excluded from the calculation of diluted loss per share because their inclusion would be anti-dilutive to the calculation:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Convertible securities	828	1,093
Restricted stock units, stock options and SARs	779	978
Total shares excluded from diluted shares calculation	1,607	2,071